RISKS (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Undue [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.32%	0.08%	0.06%
Undue [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.06%	0.18%	0.04%
Undue [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.00%
Undue [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.18%	0.00%	0.00%
Thirty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	1.26%	0.26%	0.29%
Thirty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.30%	0.48%	0.17%
Thirty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.00%
Thirty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	1.04%	0.00%	0.00%
Sixty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	8.33%	2.54%	2.08%
Sixty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	2.19%	13.24%	0.77%
Sixty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.01%
Sixty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	8.44%	0.00%	0.01%
Ninety Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	16.63%	7.11%	2.83%
Ninety Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	3.83%	31.50%	2.72%
Ninety Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.05%
Ninety Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	9.09%	0.00%	0.05%
One Hundred Twenty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	20.72%	14.37%	4.67%
One Hundred Twenty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	5.06%	32.01%	6.88%
One Hundred Twenty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.12%
One Hundred Twenty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	9.09%	0.00%	0.12%
One Hundred Fifty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	23.46%	21.39%	6.12%
One Hundred Fifty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	10.14%	32.09%	19.88%
One Hundred Fifty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.52%
One Hundred Fifty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	9.09%	0.00%	0.52%
One Hundred Eighty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	27.00%	27.22%	6.24%
One Hundred Eighty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	10.14%	32.31%	21.97%
One Hundred Eighty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.52%
One Hundred Eighty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	9.09%	0.00%	0.52%
One Hundred Eighty Days And More [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	28.96%	33.01%	6.25%
One Hundred Eighty Days And More [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	10.21%	32.38%	15.89%
One Hundred Eighty Days And More [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	28.96%	0.00%	0.54%
One Hundred Eighty Days And More [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	9.09%	0.00%	0.54%